Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation of development equipment	$ 73,823	$ 101,810	$ 64,404
Amortization of intangible assets	$ 98,449	$ 136,974	$ 85,608
Convertible Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000
Convertible Preferred stock, shares issued	0	278,188	278,188
Convertible Preferred stock, shares outstanding	0	278,188	278,188
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	150,000,000	150,000,000
Common stock, shares issued	369,446,959	90,601,912	84,069,967
Common stock, shares outstanding	369,446,959	90,601,912	84,069,967
In Process Research and Development [Member]
Amortization of intangible assets	$ 275,440	$ 275,440	$ 0